UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2017

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

January 31, 2017

MFS® EMERGING MARKETS DEBT FUND

EMD-SEM

MFS® EMERGING MARKETS DEBT FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lighter regulatory burden for businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcomes, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

March 20, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	49.9%
Other Government Entity-Emerging Markets Quasi Government	20.6%
Emerging Markets Corporate Bonds	13.9%
U.S. Government Securities Hedge (t)	5.0%
Supranational	0.2%
Developed Markets Corporate Bonds	0.1%
Sovereign Developed Markets	(0.2)%

Composition including fixed income credit quality (a)(i)
AA	0.5%
A	3.7%
BBB	32.7%
BB	24.7%
B	19.8%
CCC	2.5%
CC	0.9%
D	0.1%
Not Rated	4.6%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	14.9%
Other	(4.5)%

Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	10.4 yrs.

Issuer country weightings (i)(x)
United States (includes Cash & Cash Equivalents and Other)	15.4%
Indonesia	8.9%
Russia	6.6%
Turkey	6.1%
Mexico	5.7%
Brazil	5.6%
Argentina	5.4%
Hungary	3.7%
Chile	3.5%
Other Countries	39.1%

Currency exposure weightings (i)(y)
United States Dollar (includes Cash & Cash Equivalents and Other)	98.7%
South African Rand	0.5%
Brazilian Real	0.5%
Peruvian Sol	0.4%
Indonesian Rupiah	0.4%
Colombian Peso	0.4%
Russian Ruble	0.3%
Euro	(0.5)%
South Korean Won	(0.5)%
Other Currencies	(0.2)%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds U.S. Treasury futures contracts with a bond equivalent exposure of 5.0%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 1/31/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2016 through January 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2016 through January 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/16	Ending Account Value 1/31/17	Expenses Paid During Period (p) 8/01/16-1/31/17
A	Actual	1.04%	$1,000.00	$994.32	$5.23
	Hypothetical (h)	1.04%	$1,000.00	$1,019.96	$5.30
B	Actual	1.80%	$1,000.00	$990.06	$9.03
	Hypothetical (h)	1.80%	$1,000.00	$1,016.13	$9.15
C	Actual	1.80%	$1,000.00	$990.02	$9.03
	Hypothetical (h)	1.80%	$1,000.00	$1,016.13	$9.15
I	Actual	0.80%	$1,000.00	$994.84	$4.02
	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08
R1	Actual	1.80%	$1,000.00	$990.07	$9.03
	Hypothetical (h)	1.80%	$1,000.00	$1,016.13	$9.15
R2	Actual	1.30%	$1,000.00	$992.52	$6.53
	Hypothetical (h)	1.30%	$1,000.00	$1,018.65	$6.61
R3	Actual	1.05%	$1,000.00	$993.67	$5.28
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35
R4	Actual	0.80%	$1,000.00	$995.59	$4.02
	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08
R6 (formerly Class R5)	Actual	0.72%	$1,000.00	$995.29	$3.62
	Hypothetical (h)	0.72%	$1,000.00	$1,021.58	$3.67

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Bonds - 83.8%
Issuer	Shares/Par	Value ($)
Angola - 0.2%
Republic of Angola, 9.5%, 11/12/2025 (n)	$5,711,000	$5,451,940
Republic of Angola, 9.5%, 11/12/2025	5,060,000	4,830,478

		$10,282,418
Argentina - 5.4%
Aeropuertos Argentina 2000 S.A., 6.875%, 2/01/2027 (z)	$8,770,000	$8,866,470
Buenos Aires Province, 9.125%, 3/16/2024	5,259,000	5,732,310
Buenos Aires Province, 9.125%, 3/16/2024 (n)	2,962,000	3,228,580
Buenos Aires Province, 7.875%, 6/15/2027 (n)	4,332,000	4,315,538
Genneia S.A., 8.75%, 1/20/2022 (n)	8,645,000	8,947,575
Province of Cordoba, 7.125%, 6/10/2021 (n)	10,645,000	10,911,125
Province of Santa Fe, 6.9%, 11/01/2027 (n)	12,874,000	12,137,865
Republic of Argentina, 6.25%, 4/22/2019	13,406,000	14,163,430
Republic of Argentina, 8.75%, 6/02/2017	33,634,000	34,306,680
Republic of Argentina, 6.875%, 4/22/2021 (n)	20,707,000	22,021,895
Republic of Argentina, 5.625%, 1/26/2022 (z)	30,497,000	30,557,994
Republic of Argentina, 7.5%, 4/22/2026 (n)	5,451,000	5,690,844
Republic of Argentina, 6.875%, 1/26/2027 (z)	73,737,000	72,999,630
Republic of Argentina, 7.125%, 7/06/2036	8,860,000	8,337,260
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	87,776,000	54,070,016
YPF S.A., 8.5%, 3/23/2021	575,000	623,156
YPF S.A., 8.5%, 3/23/2021 (n)	5,969,000	6,468,904

		$303,379,272
Azerbaijan - 1.3%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)	$28,904,000	$31,234,240
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023	6,000,000	5,792,100
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	34,843,000	36,724,522

		$73,750,862
Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/2021 (n)	$12,749,000	$13,545,813
Columbus International, Inc., 7.375%, 3/30/2021	1,200,000	1,275,000

		$14,820,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Bermuda - 0.2%
Government of Bermuda, 4.854%, 2/06/2024		$6,104,000	$6,375,628
Government of Bermuda, 3.717%, 1/25/2027 (n)		6,447,000	6,136,448

			$12,512,076
Brazil - 5.5%
Banco do Brasil S.A., 6.25% to 4/15/2024, FRN to 10/29/2049 (n)		$9,113,000	$7,370,139
Banco do Brasil S.A. (Cayman Branch), 6.25% to 4/15/2024, FRN to 10/29/2049		9,009,000	7,286,029
ESAL GmbH, 6.25%, 2/05/2023		11,533,000	11,507,627
Federative Republic of Brazil, 5%, 1/27/2045		12,202,000	10,432,705
Federative Republic of Brazil, 6%, 8/15/2022	BRL	26,925,430	8,599,463
Federative Republic of Brazil, 6%, 4/07/2026		$30,940,000	33,152,210
Federative Republic of Brazil, 7.125%, 1/20/2037		26,672,000	29,272,520
Federative Republic of Brazil, 5.625%, 1/07/2041		46,030,000	43,038,050
JBS Investments GmbH, 7.25%, 4/03/2024		1,837,000	1,926,554
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)		7,839,000	8,260,346
Nota do Tesouro Nacional, 6%, 5/15/2023	BRL	28,701,873	9,202,054
Nota do Tesouro Nacional, 6%, 8/15/2026	BRL	43,640,015	14,114,359
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/2023 (n)		$4,962,114	1,625,092
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		5,445,088	1,783,266
Petrobras Global Finance B.V., 8.375%, 5/23/2021		40,037,000	44,641,255
Petrobras Global Finance B.V., 4.375%, 5/20/2023		43,089,000	39,749,603
Petrobras Global Finance B.V., 7.375%, 1/17/2027		13,855,000	14,384,261
Petrobras International Finance Co., 6.875%, 1/20/2040		6,469,000	5,760,806
Raizen Fuels Finance S.A., 5.3%, 1/20/2027 (n)		9,012,000	8,993,976
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		3,285,000	3,621,713
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)		5,395,000	944,125
Votorantim Cimentos S.A., 7.25%, 4/05/2041		7,803,000	7,607,145

			$313,273,298
Bulgaria - 0.2%
Republic of Bulgaria, 3.125%, 3/26/2035	EUR	8,054,000	$8,531,273

Canada - 0.1%
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)		$7,294,000	$7,439,880

Chile - 3.5%
Cencosud S.A., 4.875%, 1/20/2023 (n)		$2,430,000	$2,513,273
Cencosud S.A., 4.875%, 1/20/2023		8,671,000	8,968,144
Cencosud S.A., 5.15%, 2/12/2025 (n)		10,888,000	11,203,866

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chile - continued
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)	$12,236,000	$12,220,705
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	17,279,000	17,520,630
Empresa Nacional del Petroleo, 4.75%, 12/06/2021	2,284,000	2,382,527
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)	4,635,000	4,693,735
Empresa Nacional del Petroleo, 4.375%, 10/30/2024	8,333,000	8,438,595
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)	14,941,000	14,268,655
Enel Americas S.A., 4%, 10/25/2026	9,475,000	9,240,020
Engie Energia Chile S.A., 5.625%, 1/15/2021	9,140,000	9,921,992
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	12,672,000	12,673,556
ENTEL Chile S.A., 4.875%, 10/30/2024	5,156,000	5,261,015
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	13,850,000	13,897,090
GNL Quintero S.A., 4.634%, 7/31/2029	20,965,000	21,036,281
Transelec S.A., 4.625%, 7/26/2023 (n)	9,696,000	10,099,173
Transelec S.A., 4.25%, 1/14/2025 (n)	5,329,000	5,405,542
Transelec S.A., 3.875%, 1/12/2029 (n)	6,336,000	6,037,638
VTR Finance B.V., 6.875%, 1/15/2024	11,725,000	12,311,250
VTR Finance B.V., 6.875%, 1/15/2024 (n)	8,723,000	9,159,150

		$197,252,837
China - 1.5%
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)	$9,808,000	$9,919,370
CNOOC Finance (2013) Ltd., 3%, 5/09/2023	7,887,000	7,645,390
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/2025	7,573,000	7,384,152
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)	9,381,000	9,702,777
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)	7,713,000	7,709,683
Export-Import Bank of China, 3.625%, 7/31/2024 (n)	7,655,000	7,792,786
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023	5,474,000	5,375,906
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	8,253,000	8,521,586
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023	5,404,000	5,693,708
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)	5,961,000	6,211,839
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	2,845,000	2,975,120
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/2044 (n)	4,295,000	4,747,547

		$83,679,864
Colombia - 1.7%
Banco de Bogota S.A., 6.25%, 5/12/2026 (n)	$18,412,000	$19,130,068
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)	1,049,000	1,083,093

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Colombia - continued
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021	$2,312,000	$2,387,140
Gruposura Finance S.A., 5.5%, 4/29/2026 (n)	6,302,000	6,579,288
Republic of Colombia, 6.125%, 1/18/2041	16,793,000	18,598,248
Republic of Colombia, 5.625%, 2/26/2044	20,940,000	22,196,400
Republic of Colombia, 5%, 6/15/2045	27,488,000	26,759,568

		$96,733,805
Costa Rica - 0.2%
Republic of Costa Rica, 7%, 4/04/2044	$4,986,000	$4,797,579
Republic of Costa Rica, 7.158%, 3/12/2045	7,288,000	7,089,621

		$11,887,200
Cote d’Ivoire - 0.5%
Republic of Cote d’Ivoire, 6.375%, 3/03/2028 (n)	$5,591,000	$5,439,596
Republic of Cote d’Ivoire, 5.75%, 12/31/2032	25,593,680	23,699,236

		$29,138,832
Croatia - 0.9%
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)	$7,891,000	$8,289,306
Hrvatska Elektroprivreda, 5.875%, 10/23/2022	5,400,000	5,672,570
Republic of Croatia, 6%, 1/26/2024	12,738,000	13,940,722
Republic of Croatia, 6.625%, 7/14/2020	8,056,000	8,810,606
Republic of Croatia, 6.375%, 3/24/2021	6,350,000	6,945,313
Republic of Croatia, 5.5%, 4/04/2023 (n)	5,250,000	5,583,638
Republic of Croatia, 5.5%, 4/04/2023	400,000	425,420

		$49,667,575
Dominican Republic - 1.7%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)	$8,034,000	$8,204,723
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	13,335,000	13,359,136
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023	4,700,000	4,708,507
Dominican Republic, 7.5%, 5/06/2021	11,177,000	12,294,700
Dominican Republic, 5.875%, 4/18/2024 (n)	1,808,000	1,854,429
Dominican Republic, 5.875%, 4/18/2024	6,332,000	6,494,606
Dominican Republic, 5.5%, 1/27/2025 (n)	8,441,000	8,381,660
Dominican Republic, 5.95%, 1/25/2027 (n)	16,923,000	16,923,000
Dominican Republic, 8.625%, 4/20/2027	14,809,000	17,049,157
Dominican Republic, 6.85%, 1/27/2045 (n)	4,763,000	4,683,553
Dominican Republic, 6.85%, 1/27/2045	900,000	884,988

		$94,838,459

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Ecuador - 0.8%
Empresa Publica de Hidrocarburos del Ecuador, FRN, 6.627%, 9/24/2019	$11,612,526	$11,841,293
Republic of Ecuador, 10.5%, 3/24/2020	2,454,000	2,680,995
Republic of Ecuador, 10.75%, 3/28/2022	8,659,000	9,719,728
Republic of Ecuador, 10.75%, 3/28/2022 (n)	12,634,000	14,181,665
Republic of Ecuador, 7.95%, 6/20/2024	800,000	792,000
Republic of Ecuador, 9.65%, 12/13/2026 (n)	8,103,000	8,548,665

		$47,764,346
Egypt - 0.8%
Arab Republic of Egypt, 6.125%, 1/31/2022 (z)	$25,394,000	$25,622,292
Arab Republic of Egypt, 8.5%, 1/31/2047 (z)	17,078,000	17,442,786

		$43,065,078
El Salvador - 0.4%
Republic of El Salvador, 7.375%, 12/01/2019 (n)	$1,516,000	$1,519,790
Republic of El Salvador, 7.375%, 12/01/2019	1,078,000	1,080,695
Republic of El Salvador, 6.375%, 1/18/2027 (n)	3,433,000	3,012,458
Republic of El Salvador, 6.375%, 1/18/2027	632,000	554,580
Republic of El Salvador, 7.65%, 6/15/2035	10,644,000	9,355,012
Republic of El Salvador, 7.625%, 2/01/2041	7,555,000	6,584,711

		$22,107,246
Gabon - 0.3%
Gabonese Republic, 6.375%, 12/12/2024	$5,364,000	$4,924,206
Gabonese Republic, 6.375%, 12/12/2024 (n)	4,068,000	3,734,465
Gabonese Republic, 6.95%, 6/16/2025 (n)	2,136,000	1,978,812
Gabonese Republic, 6.95%, 6/16/2025	4,101,000	3,799,207

		$14,436,690
Ghana - 0.4%
Republic of Ghana, 10.75%, 10/14/2030	$21,604,000	$25,460,314

Guatemala - 0.8%
Cementos Progreso Trust Co., 7.125%, 11/06/2023	$1,118,000	$1,175,599
Cementos Progreso Trust Co., 7.125%, 11/06/2023 (n)	4,418,000	4,645,615
Central American Bottling Corp., 5.75%, 1/31/2027 (z)	16,831,000	16,952,183
Comcel Trust, 6.875%, 2/06/2024 (n)	5,855,000	6,133,113
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)	8,062,000	7,803,452
Industrial Senior Trust Co., 5.5%, 11/01/2022	650,000	629,155
Republic of Guatemala, 4.5%, 5/03/2026 (n)	7,173,000	6,931,987

		$44,271,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Honduras - 0.3%
Republic of Honduras, 8.75%, 12/16/2020	$2,185,000	$2,446,676
Republic of Honduras, 7.5%, 3/15/2024	2,572,000	2,788,228
Republic of Honduras, 6.25%, 1/19/2027 (n)	11,373,000	11,293,389

		$16,528,293
Hungary - 3.6%
Hungarian Development Bank, 6.25%, 10/21/2020	$15,007,000	$16,534,232
Hungarian Development Bank, 6.25%, 10/21/2020 (n)	11,785,000	12,984,336
Hungarian Export-Import Bank PLC, 4%, 1/30/2020	8,648,000	8,855,223
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018 (n)	1,540,000	1,591,399
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018	9,691,000	10,014,447
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)	6,399,000	6,552,333
Republic of Hungary, 6.375%, 3/29/2021	28,412,000	31,811,780
Republic of Hungary, 5.375%, 2/21/2023	46,294,000	50,473,422
Republic of Hungary, 5.75%, 11/22/2023	25,092,000	28,014,716
Republic of Hungary, 5.375%, 3/25/2024	16,676,000	18,301,910
Republic of Hungary, 7.625%, 3/29/2041	14,714,000	20,507,785

		$205,641,583
India - 3.2%
Adani Transmission Ltd., 4%, 8/03/2026 (n)	$12,177,000	$11,568,893
Bharti Airtel Ltd., 4.375%, 6/10/2025	20,301,000	20,068,130
Delhi International Airport, 6.125%, 10/31/2026 (n)	20,030,000	20,800,033
Export-Import Bank of India, 4%, 1/14/2023	22,167,000	22,742,411
Export-Import Bank of India, 3.375%, 8/05/2026 (n)	15,936,000	15,026,580
Export-Import Bank of India, 3.375%, 8/05/2026	14,821,000	13,975,210
Greenko Dutch B.V., 8%, 8/01/2019 (n)	12,907,000	13,697,554
NTPC Ltd., 4.375%, 11/26/2024	7,855,000	8,003,350
NTPC Ltd., 4.25%, 2/26/2026	8,303,000	8,335,980
ONGC Videsh Ltd., 3.75%, 5/07/2023	22,086,000	22,098,324
ONGC Videsh Ltd., 4.625%, 7/15/2024	6,800,000	7,028,752
ONGC Videsh Ltd., 3.75%, 7/27/2026	10,063,000	9,627,071
Reliance Industries Ltd., 4.875%, 2/10/2045 (n)	5,994,000	5,736,756

		$178,709,044
Indonesia - 8.8%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)	$14,333,000	$14,064,256
Pertamina PT, 6%, 5/03/2042	30,855,000	30,437,779
Pertamina PT, 5.625%, 5/20/2043 (n)	11,274,000	10,684,054
Pertamina PT, 5.625%, 5/20/2043	12,959,000	12,280,881
Pertamina PT, 6.45%, 5/30/2044 (n)	4,692,000	4,904,853
Pertamina PT, 6.45%, 5/30/2044	23,041,000	24,086,255
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024 (n)	7,976,000	8,155,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Indonesia - continued
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024		$6,678,000	$6,935,136
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)		11,337,000	11,773,531
PT Perusahaan Listrik Negara, 5.25%, 10/24/2042		6,835,000	6,278,768
Republic of Indonesia, 5.875%, 3/13/2020		21,664,000	23,721,062
Republic of Indonesia, 4.875%, 5/05/2021 (n)		28,316,000	30,137,087
Republic of Indonesia, 3.7%, 1/08/2022 (n)		16,059,000	16,278,703
Republic of Indonesia, 3.75%, 4/25/2022 (n)		9,197,000	9,322,631
Republic of Indonesia, 3.75%, 4/25/2022		6,610,000	6,700,293
Republic of Indonesia, 3.375%, 4/15/2023		23,702,000	23,307,219
Republic of Indonesia, 5.375%, 10/17/2023 (n)		17,442,000	19,055,088
Republic of Indonesia, 5.375%, 10/17/2023		7,580,000	8,281,021
Republic of Indonesia, 5.875%, 1/15/2024 (n)		5,968,000	6,659,226
Republic of Indonesia, 5.875%, 1/15/2024		15,041,000	16,783,079
Republic of Indonesia, 4.125%, 1/15/2025 (n)		7,355,000	7,397,519
Republic of Indonesia, 4.125%, 1/15/2025		28,716,000	28,882,007
Republic of Indonesia, 3.375%, 7/30/2025 (n)	EUR	11,148,000	12,616,156
Republic of Indonesia, 4.75%, 1/08/2026 (n)		$17,741,000	18,573,975
Republic of Indonesia, 4.75%, 1/08/2026		32,984,000	34,532,665
Republic of Indonesia, 8.375%, 9/15/2026	IDR	143,144,000,000	11,242,698
Republic of Indonesia, 4.35%, 1/08/2027 (n)		$29,470,000	29,920,920
Republic of Indonesia, 8.75%, 5/15/2031	IDR	152,720,000,000	12,026,593
Republic of Indonesia, 8.5%, 10/12/2035		$5,163,000	7,166,926
Republic of Indonesia, 5.25%, 1/17/2042		11,599,000	11,874,836
Republic of Indonesia, 4.625%, 4/15/2043		12,703,000	12,464,590
Republic of Indonesia, 6.75%, 1/15/2044 (n)		5,379,000	6,640,031
Republic of Indonesia, 5.125%, 1/15/2045 (n)		10,237,000	10,278,491
Republic of Indonesia, 5.125%, 1/15/2045		1,600,000	1,606,485

			$495,070,274
Jamaica - 0.7%
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		$4,622,000	$4,096,248
Digicel Group Ltd., 8.25%, 9/30/2020		8,559,000	7,585,414
Digicel Group Ltd., 6%, 4/15/2021 (n)		2,538,000	2,366,177
Digicel Group Ltd., 7.125%, 4/01/2022		10,029,000	8,018,787
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,653,000	1,536,257
Digicel Group Ltd., 6.75%, 3/01/2023		4,640,000	4,312,300
Government of Jamaica, 8%, 3/15/2039		6,538,000	7,322,756
Government of Jamaica, 7.875%, 7/28/2045		5,812,000	6,454,052

			$41,691,991
Jordan - 0.2%
Kingdom of Jordan, 5.75%, 1/31/2027 (n)		$13,983,000	$13,327,757

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Kazakhstan - 2.5%
Development Bank of Kazakhstan, 4.125%, 12/10/2022 (n)		$8,962,000	$8,737,592
Development Bank of Kazakhstan, 4.125%, 12/10/2022		47,802,000	46,605,038
Halyk Savings Bank Kazak, 7.25%, 1/28/2021 (n)		998,000	1,068,060
KazAgro National Management Holding, 4.625%, 5/24/2023		12,173,000	11,547,989
KazMunayGas National Co., 6.375%, 4/09/2021		7,702,000	8,390,713
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		14,441,000	16,932,073
Republic of Kazakhstan, 6.5%, 7/21/2045		13,935,000	16,338,788
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		7,214,000	6,762,288
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		25,635,000	24,029,839

			$140,412,380
Kenya - 0.2%
Republic of Kenya, 6.875%, 6/24/2024		$14,323,000	$13,822,411

Kuwait - 0.3%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026 (n)	KWD	15,600,000	$15,327,000

Malaysia - 0.4%
Petronas Capital Ltd., 3.5%, 3/18/2025 (n)		$11,468,000	$11,541,475
Petronas Capital Ltd., 3.5%, 3/18/2025		9,502,000	9,562,879

			$21,104,354
Mexico - 5.6%
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)		$14,066,000	$13,397,865
CEMEX S.A.B. de C.V., 7.75%, 4/16/2026		3,521,000	3,912,711
CEMEX S.A.B. de C.V., 7.75%, 4/16/2026 (n)		3,435,000	3,817,144
Comision Federal de Electricidad, 4.875%, 5/26/2021 (n)		1,732,000	1,788,290
Comision Federal de Electricidad, 4.875%, 5/26/2021		4,200,000	4,336,500
Comision Federal de Electricidad, 4.875%, 1/15/2024		5,455,000	5,487,730
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		9,930,000	10,811,288
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		5,790,000	5,587,350
Elementia S.A. de C.V., 5.5%, 1/15/2025		6,977,000	6,732,805
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		11,858,000	2,505,003
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		17,660,000	3,900,653
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)		16,279,000	14,854,588
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020 (n)		8,937,000	9,294,480
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020		5,011,000	5,211,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$10,565,000	$10,604,619
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022		585,000	587,194
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		4,664,000	4,461,329
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025		6,205,000	5,935,366
Petroleos Mexicanos, 4.625%, 9/21/2023		5,692,000	5,549,700
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		22,515,000	23,155,552
Petroleos Mexicanos, 6.875%, 8/04/2026		6,879,000	7,283,485
Petroleos Mexicanos, 6.75%, 9/21/2047		8,820,000	8,323,434
Petroleos Mexicanos, FRN, 4.606%, 3/11/2022 (n)		20,607,000	21,405,521
Petroleos Mexicanos, FRN, 3.043%, 7/18/2018		15,181,000	15,355,582
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	282,770,000	12,842,654
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026		$550,000	517,275
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026 (n)		10,302,000	9,689,031
United Mexican States, 4.35%, 1/15/2047		10,113,000	8,735,609
United Mexican States, 3.625%, 3/15/2022		32,896,000	33,208,512
United Mexican States, 4%, 10/02/2023		43,984,000	44,269,896
United Mexican States, 4.125%, 1/21/2026		11,194,000	11,227,582

			$314,790,188
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020 (n)		$8,128,000	$8,046,192
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020		1,200,000	1,187,922

			$9,234,114
Morocco - 0.9%
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025		$7,331,000	$7,026,764
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)		20,124,000	19,288,854
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		17,920,000	18,368,000
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044		6,849,000	7,020,225

			$51,703,843
Nigeria - 0.0%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		$8,067,000	$1,613
Afren PLC, 10.25%, 4/08/2019 (a)(d)		400,000	80
Afren PLC, 6.625%, 12/09/2020 (a)(d)(n)		3,859,000	772

			$2,465

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Panama - 0.9%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$12,629,000	$13,355,168
Autoridad del Canal de Panama, 4.95%, 7/29/2035		400,000	423,000
Panama Canal Railway Co., 7%, 11/01/2026 (n)		938,730	929,343
Panama Canal Railway Co., 7%, 11/01/2026		4,051,242	4,010,730
Republic of Panama, 3.75%, 3/16/2025		7,853,000	7,931,530
Republic of Panama, 8.875%, 9/30/2027		1,970,000	2,743,225
Republic of Panama, 3.875%, 3/17/2028		6,715,000	6,694,855
Republic of Panama, 9.375%, 4/01/2029		5,804,000	8,314,230
Republic of Panama, 6.7%, 1/26/2036		3,505,000	4,337,438

			$48,739,519
Paraguay - 1.6%
Republic of Paraguay, 4.625%, 1/25/2023 (n)		$4,439,000	$4,507,316
Republic of Paraguay, 4.625%, 1/25/2023		13,607,000	13,816,412
Republic of Paraguay, 5%, 4/15/2026 (n)		8,770,000	9,011,175
Republic of Paraguay, 6.1%, 8/11/2044 (n)		11,844,000	11,998,683
Republic of Paraguay, 6.1%, 8/11/2044		33,362,000	33,797,708
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		11,719,000	12,099,868
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		6,577,000	6,790,753

			$92,021,915
Peru - 3.0%
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		$5,604,000	$5,896,529
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,732,000	1,939,840
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,230,080
El Fondo Mivivienda S.A., 3.5%, 1/31/2023 (n)		2,464,000	2,445,520
El Fondo Mivivienda S.A., 3.5%, 1/31/2023		2,644,000	2,624,170
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		18,110,000	18,291,100
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		124,665	142,119
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		2,047,865	2,334,567
Inkia Energy Ltd., 8.375%, 4/04/2021		15,464,000	16,005,240
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		9,477,000	9,666,540
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		10,400,000	11,037,000
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		6,100,000	6,473,625
Republic of Peru, 2.75%, 1/30/2026	EUR	5,654,000	6,591,771
Republic of Peru, 6.35%, 8/12/2028 (n)	PEN	29,983,000	9,240,603
Republic of Peru, 3.75%, 3/01/2030	EUR	5,511,000	6,751,541
Republic of Peru, 8.75%, 11/21/2033		$11,020,000	16,337,150
Republic of Peru, 6.9%, 8/12/2037	PEN	22,428,000	7,031,373
San Miguel Industrias PET S.A., 7.75%, 11/06/2020		$2,209,000	2,340,436
San Miguel Industrias PET S.A., 7.75%, 11/06/2020 (n)		11,158,000	11,821,901
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		7,810,000	7,790,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Peru - continued
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$9,215,000	$9,515,409
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		9,894,000	10,216,544

			$167,723,533
Poland - 0.9%
Republic of Poland, 5.125%, 4/21/2021		$3,118,000	$3,399,930
Republic of Poland, 5%, 3/23/2022		10,456,000	11,399,131
Republic of Poland, 4%, 1/22/2024		8,024,000	8,280,768
Republic of Poland, 3.25%, 4/06/2026		27,938,000	27,074,157

			$50,153,986
Qatar - 0.3%
State of Qatar, 4.625%, 6/02/2046		$16,847,000	$17,110,487

Romania - 0.4%
Republic of Romania , 6.125%, 1/22/2044		$4,358,000	$5,142,309
Republic of Romania, 3.875%, 10/29/2035 (n)	EUR	6,327,000	7,002,384
Republic of Romania, 3.875%, 10/29/2035	EUR	9,300,000	10,292,741

			$22,437,434
Russia - 5.8%
Credit Bank of Moscow PJSC, 5.875%, 11/07/2021 (n)		$14,587,000	$14,561,473
Gaz Capital S.A., 4.95%, 2/06/2028		7,622,000	7,453,249
Gaz Capital S.A., 7.288%, 8/16/2037		19,479,000	22,371,632
Gazprom Neft, 4.375%, 9/19/2022		8,947,000	8,923,559
Polyus Gold International Ltd., 5.25%, 2/07/2023 (z)		11,488,000	11,488,000
Russian Federation, 5%, 4/29/2020 (n)		19,100,000	20,389,250
Russian Federation, 5%, 4/29/2020		25,600,000	27,328,000
Russian Federation, 4.5%, 4/04/2022		57,600,000	60,126,912
Russian Federation, 4.875%, 9/16/2023 (n)		9,800,000	10,379,180
Russian Federation, 4.875%, 9/16/2023		23,800,000	25,206,580
Russian Federation, 4.75%, 5/27/2026		56,400,000	58,245,408
Russian Federation, 5.625%, 4/04/2042		37,600,000	40,742,608
Russian Federation, 5.875%, 9/16/2043 (n)		3,000,000	3,367,500
Russian Federation, 5.875%, 9/16/2043		8,000,000	8,980,000
Vnesheconombank, 6.8%, 11/22/2025		8,088,000	8,876,580

			$328,439,931
Serbia - 0.4%
Republic of Serbia, 6.75%, 11/01/2024		$20,378,454	$20,584,276

Slovenia - 0.3%
Republic of Slovenia, 5.85%, 5/10/2023		$14,981,000	$17,012,454

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
South Africa - 1.5%
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/2020 (n)		$12,546,000	$13,173,300
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/2020		1,883,000	1,977,150
Republic of South Africa, 5.5%, 3/09/2020		7,904,000	8,423,071
Republic of South Africa, 4.665%, 1/17/2024		2,593,000	2,620,875
Republic of South Africa, 5.875%, 9/16/2025		4,302,000	4,637,728
Republic of South Africa, 4.875%, 4/14/2026		14,165,000	14,250,217
Republic of South Africa, 4.3%, 10/12/2028		22,678,000	21,300,765
Republic of South Africa, 7%, 2/28/2031	ZAR	81,888,000	5,014,317
Republic of South Africa, 6.25%, 3/31/2036	ZAR	146,652,000	7,815,077
Republic of South Africa, 8.5%, 1/31/2037	ZAR	111,029,000	7,473,805

			$86,686,305
Sri Lanka - 3.1%
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		$1,977,000	$2,033,321
Republic of Sri Lanka, 6.25%, 10/04/2020		7,272,000	7,479,165
Republic of Sri Lanka, 6.25%, 7/27/2021		12,634,000	12,912,643
Republic of Sri Lanka, 5.875%, 7/25/2022		29,303,000	29,356,683
Republic of Sri Lanka, 6.125%, 6/03/2025		24,585,000	23,576,425
Republic of Sri Lanka, 6.85%, 11/03/2025 (n)		2,378,000	2,375,387
Republic of Sri Lanka, 6.85%, 11/03/2025		41,699,000	41,653,173
Republic of Sri Lanka, 6.825%, 7/18/2026		32,376,000	32,298,945
Republic of Sri Lanka, 6.825%, 7/18/2026 (n)		24,527,000	24,468,626

			$176,154,368
Supranational - 0.2%
West African Development Bank, 5.5%, 5/06/2021 (n)		$10,826,000	$11,213,571

Suriname - 0.2%
Republic of Suriname, 9.25%, 10/26/2026 (n)	SRD	11,349,000	$11,456,021

Trinidad & Tobago - 0.3%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$17,594,000	$17,637,985

Turkey - 6.4%
Export Credit Bank of Turkey A.S., 5.875%, 4/24/2019		$6,350,000	$6,506,464
Export Credit Bank of Turkey A.S., 5.375%, 2/08/2021		4,359,000	4,326,308
Export Credit Bank of Turkey A.S., 5.375%, 2/08/2021 (n)		10,231,000	10,154,268
Export Credit Bank of Turkey A.S., 5%, 9/23/2021 (n)		12,813,000	12,428,354
Export Credit Bank of Turkey A.S., 5%, 9/23/2021		11,874,000	11,517,543
Republic of Turkey, 7.5%, 11/07/2019		16,475,000	17,875,375
Republic of Turkey, 7%, 6/05/2020		24,209,000	26,097,302
Republic of Turkey, 5.625%, 3/30/2021		15,593,000	16,048,316
Republic of Turkey, 5.125%, 3/25/2022		14,273,000	14,222,331
Republic of Turkey, 6.25%, 9/26/2022		9,472,000	9,905,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Turkey - continued
Republic of Turkey, 3.25%, 3/23/2023	$22,395,000	$19,993,584
Republic of Turkey, 5.75%, 3/22/2024	25,966,000	26,160,745
Republic of Turkey, 7.375%, 2/05/2025	32,556,000	35,880,619
Republic of Turkey, 4.25%, 4/14/2026	33,047,000	29,570,456
Republic of Turkey, 4.875%, 10/09/2026	33,763,000	31,463,064
Republic of Turkey, 6%, 3/25/2027	28,365,000	28,294,088
Republic of Turkey, 6.875%, 3/17/2036	7,513,000	7,775,955
Republic of Turkey, 6.75%, 5/30/2040	13,036,000	13,278,470
Republic of Turkey, 6.625%, 2/17/2045	39,047,000	39,360,938

		$360,860,092
Ukraine - 1.9%
Government of Ukraine, 7.75%, 9/01/2022	$12,685,000	$12,120,518
Government of Ukraine, 7.75%, 9/01/2019	3,799,000	3,778,106
Government of Ukraine, 7.75%, 9/01/2019 (n)	1,326,000	1,318,707
Government of Ukraine, 7.75%, 9/01/2020 (n)	286,000	279,742
Government of Ukraine, 7.75%, 9/01/2020	2,533,000	2,477,578
Government of Ukraine, 7.75%, 9/01/2021	6,068,000	5,864,722
Government of Ukraine, 7.75%, 9/01/2022 (n)	4,253,000	4,063,742
Government of Ukraine, 7.75%, 9/01/2023	12,082,000	11,431,263
Government of Ukraine, 7.75%, 9/01/2024	14,239,000	13,322,920
Government of Ukraine, 7.75%, 9/01/2025	12,948,000	12,042,676
Government of Ukraine, 7.75%, 9/01/2026 (n)	2,153,000	1,991,525
Government of Ukraine, 7.75%, 9/01/2026	13,569,000	12,551,325
Government of Ukraine, 7.75%, 9/01/2027	10,244,000	9,438,002
JSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	8,515,000	8,165,119
State Export-Import Bank of Ukraine, 9.75%, 1/22/2025	7,853,000	7,534,954

		$106,380,899
United Arab Emirates - 0.1%
Emirate of Abu Dhabi, 3.125%, 5/03/2026 (n)	$6,877,000	$6,802,453

Uruguay - 0.4%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)	$12,062,000	$11,142,273
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	6,240,000	5,764,200
Oriental Republic of Uruguay, 4.375%, 10/27/2027	7,712,114	7,896,048

		$24,802,521
Venezuela - 2.3%
Petroleos de Venezuela S.A., 6%, 11/15/2026	$37,692,000	$14,309,768
Petroleos de Venezuela S.A., 5.375%, 4/12/2027	45,355,000	17,121,513
Petroleos de Venezuela S.A., 6%, 5/16/2024	36,867,200	14,875,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Venezuela - continued
Republic of Venezuela, 8.25%, 10/13/2024	$9,861,000	$4,683,975
Republic of Venezuela, 7.65%, 4/21/2025	18,015,000	8,355,357
Republic of Venezuela, 9.25%, 9/15/2027	46,490,000	24,639,700
Republic of Venezuela, 7%, 3/31/2038	102,127,000	45,446,515

		$129,432,743
Zambia - 0.2%
Republic of Zambia, 8.5%, 4/14/2024	$7,515,000	$7,479,680
Republic of Zambia, 8.97%, 7/30/2027	4,049,000	4,044,141

		$11,523,821
Total Bonds (Identified Cost, $4,715,523,000)		$4,728,833,253

Common Stocks - 0.1%
Energy - Independent - 0.1%
Pacific Exploration & Production Corp. (Identified Cost, $21,686,515)	127,174	$5,088,995

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares MSCI Emerging Markets ETF - March 2017 @ $30.50 (Premiums Paid, $606,100)	15,950	$47,850

Issuer	Shares/Par
Money Market Funds - 15.1%
MFS Institutional Money Market Portfolio, 0.62% (v) (Identified Cost, $853,281,672)	853,283,674	$853,283,674
Total Investments (Identified Cost, $5,591,097,287)		$5,587,253,772

Other Assets, Less Liabilities - 1.0%		57,406,696
Net Assets - 100.0%		$5,644,660,468

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,389,756,572 representing 24.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Aeropuertos Argentina 2000 S.A., 6.875%, 2/01/2027	1/30/17	$8,760,178	$8,866,470
Arab Republic of Egypt, 6.125%, 1/31/2022	1/24/17-1/30/17	25,475,834	25,622,292
Arab Republic of Egypt, 8.5%, 1/31/2047	1/24/17	17,078,000	17,442,786
Central American Bottling Corp., 5.75%, 1/31/2027	1/25/17	16,673,663	16,952,183
Polyus Gold International Ltd., 5.25%, 2/07/2023	1/31/17	11,488,000	11,488,000
Republic of Argentina, 5.625%, 1/26/2022	1/30/17	30,542,291	30,557,994
Republic of Argentina, 6.875%, 1/26/2027	1/19/17-1/26/17	73,079,397	72,999,630
Total Restricted Securities			$183,929,355
% of Net assets			3.3%

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
KRW	Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/17

Forward Foreign Currency Exchange Contracts at 1/31/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	JPMorgan Chase Bank N.A.	105,532,981	2/02/17	$30,711,952	$33,490,839	$2,778,887
SELL	BRL	JPMorgan Chase Bank N.A.	105,532,981	2/02/17	33,748,955	33,490,839	258,116
BUY	CNH	HSBC Bank	186,140,000	4/06/17-4/10/17	26,693,169	27,006,465	313,296
BUY	CNH	JPMorgan Chase Bank N.A.	191,482,000	2/28/17-4/06/17	27,311,071	27,855,228	544,157
SELL	CNH	Barclays Bank PLC	52,675,000	4/26/17	7,913,912	7,625,066	288,846
SELL	CNH	HSBC Bank	41,546,000	11/14/17	5,961,972	5,890,940	71,032
SELL	CNH	JPMorgan Chase Bank N.A.	208,309,000	2/28/17-11/14/17	30,351,760	29,892,555	459,205
BUY	COP	BNP Paribas S.A.	57,601,490,000	2/16/17-3/21/17	19,108,408	19,556,829	448,421
BUY	COP	Citibank N.A.	17,689,063,000	2/16/17-3/15/17	5,898,791	6,018,080	119,289
BUY	COP	Goldman Sachs International	8,904,815,000	3/15/17	2,967,283	3,022,841	55,558
BUY	COP	JPMorgan Chase Bank N.A.	25,227,931,000	3/15/17	8,391,265	8,563,907	172,642
BUY	COP	Morgan Stanley Capital Services, Inc.	48,967,502,000	2/16/17-3/15/17	16,331,343	16,663,441	332,098
BUY	EUR	Goldman Sachs International	7,346,447	3/10/17	7,893,187	7,942,200	49,013
BUY	EUR	JPMorgan Chase Bank N.A.	1,038,600	3/10/17	1,118,121	1,122,824	4,703
BUY	EUR	Morgan Stanley Capital Services, Inc.	582,652	3/10/17	615,279	629,902	14,623

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	IDR	Barclays Bank PLC	235,210,740,000	2/15/17	$17,568,717	$17,594,095	$25,378
BUY	IDR	Merrill Lynch International	91,937,226,000	2/15/17	6,871,243	6,877,034	5,791
BUY	KRW	BNP Paribas S.A.	6,750,488,000	2/02/17	5,741,675	5,808,870	67,195
BUY	KRW	JPMorgan Chase Bank N.A.	23,657,940,000	2/02/17	20,169,010	20,357,921	188,911
SELL	MXN	Goldman Sachs International	19,895,000	3/10/17	954,567	949,128	5,439
SELL	MXN	JPMorgan Chase Bank N.A.	242,011,632	3/10/17	11,781,934	11,545,620	236,314
BUY	PEN	HSBC Bank	3,478,799	2/02/17	1,059,641	1,063,528	3,887
BUY	PEN	JPMorgan Chase Bank N.A.	26,439,456	2/02/17-3/01/17	7,807,510	8,082,166	274,656
BUY	PEN	Morgan Stanley Capital Services, Inc.	39,155,000	2/02/17-3/20/17	11,503,863	11,942,774	438,911
BUY	RUB	BNP Paribas S.A.	416,078,000	2/02/17	6,437,846	6,916,765	478,919
BUY	RUB	Goldman Sachs International	124,815,000	2/02/17	1,930,015	2,074,890	144,875
BUY	RUB	HSBC Bank	787,451,000	2/02/17-2/22/17	12,122,211	13,043,431	921,220
BUY	RUB	JPMorgan Chase Bank N.A.	416,078,000	3/01/17	6,870,508	6,872,116	1,608
SELL	RUB	Barclays Bank PLC	171,238,000	2/22/17	2,850,640	2,832,877	17,763
SELL	RUB	BNP Paribas S.A.	159,544,986	2/22/17	2,661,301	2,639,434	21,867
SELL	RUB	Goldman Sachs International	124,815,000	2/02/17	2,076,875	2,074,890	1,985
SELL	RUB	HSBC Bank	1,027,903,000	2/02/17-2/22/17	17,124,525	17,021,351	103,174

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	TRY	JPMorgan Chase Bank N.A.	54,307,000	3/10/17	$14,151,661	$14,247,421	$95,760
SELL	TRY	Barclays Bank PLC	47,683,000	3/10/17	13,287,877	12,509,618	778,259
SELL	TRY	Brown Brothers Harriman	9,051,000	3/10/17	2,518,993	2,374,527	144,466
SELL	TRY	Citibank N.A.	8,783,000	3/10/17	2,466,185	2,304,217	161,968
SELL	TRY	HSBC Bank	5,332,000	3/10/17	1,498,594	1,398,848	99,746
SELL	TRY	JPMorgan Chase Bank N.A.	72,742,000	3/10/17	20,428,782	19,083,837	1,344,945
BUY	ZAR	JPMorgan Chase Bank N.A.	254,650,834	3/10/17	18,522,081	18,777,749	255,668
SELL	ZAR	Barclays Bank PLC	104,423,000	3/10/17	7,709,466	7,700,069	9,397
SELL	ZAR	Citibank N.A.	47,790,000	3/10/17	3,528,015	3,523,996	4,019

							$11,742,007

Liability Derivatives
BUY	BRL	BNP Paribas S.A.	74,670,982	2/02/17	$23,879,432	$23,696,799	$(182,633)
BUY	BRL	Goldman Sachs International	30,862,000	2/02/17	9,869,523	9,794,040	(75,483)
SELL	BRL	BNP Paribas S.A.	74,670,982	2/02/17	21,547,580	23,696,799	(2,149,219)
SELL	BRL	Goldman Sachs International	30,862,000	2/02/17	8,723,007	9,794,040	(1,071,033)
SELL	BRL	JPMorgan Chase Bank N.A.	18,195,352	2/24/17	5,722,529	5,741,683	(19,154)
SELL	CNH	JPMorgan Chase Bank N.A.	75,092,000	12/11/17	10,534,054	10,622,118	(88,064)
SELL	COP	BNP Paribas S.A.	31,468,016,000	2/16/17	10,279,033	10,731,684	(452,651)
SELL	COP	JPMorgan Chase Bank N.A.	33,562,640,000	3/21/17	11,266,412	11,382,351	(115,939)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	COP	Morgan Stanley Capital Services, Inc.	27,146,740,000	2/16/17	$8,866,848	$9,257,979	$(391,131)
SELL	EUR	Citibank N.A.	59,764,347	3/10/17	64,382,312	64,610,884	(282,572)
SELL	EUR	Goldman Sachs International	14,042,000	3/10/17	14,681,088	15,180,723	(499,635)
SELL	EUR	HSBC Bank	9,308,000	3/10/17	10,016,153	10,062,824	(46,671)
SELL	IDR	Barclays Bank PLC	91,255,031,950	2/15/17	6,814,145	6,826,005	(11,860)
SELL	IDR	BNP Paribas S.A.	71,634,016,731	2/15/17	5,339,844	5,358,325	(18,481)
SELL	IDR	JPMorgan Chase Bank N.A.	88,331,450,000	2/15/17	6,591,899	6,607,317	(15,418)
SELL	IDR	Merrill Lynch International	91,255,031,950	2/15/17	6,810,077	6,826,005	(15,928)
SELL	KRW	Barclays Bank PLC	9,740,774,000	2/21/17	8,315,071	8,383,889	(68,818)
SELL	KRW	BNP Paribas S.A.	13,500,976,000	2/02/17-3/02/17	11,534,625	11,619,490	(84,865)
SELL	KRW	JPMorgan Chase Bank N.A.	40,565,392,000	2/02/17-3/02/17	34,495,498	34,911,355	(415,857)
BUY	MXN	Barclays Bank PLC	144,566,000	3/10/17	6,941,565	6,896,793	(44,772)
BUY	MXN	Brown Brothers Harriman	85,527,000	3/10/17	4,105,536	4,080,226	(25,310)
SELL	MXN	Barclays Bank PLC	61,707,000	3/10/17	2,854,595	2,943,848	(89,253)
SELL	MXN	Brown Brothers Harriman	46,577,000	3/10/17	2,155,381	2,222,043	(66,662)
SELL	MXN	Goldman Sachs International	117,460,000	3/10/17	5,429,189	5,603,650	(174,461)
SELL	PEN	HSBC Bank	3,478,799	2/02/17	1,010,985	1,063,528	(52,543)
SELL	PEN	JPMorgan Chase Bank N.A.	25,527,979	2/02/17	7,674,493	7,804,335	(129,842)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	PEN	Morgan Stanley Capital Services, Inc.	20,211,000	2/02/17	$5,993,587	$6,178,844	$(185,257)
SELL	PLN	Citibank N.A.	1,467,000	3/10/17	354,896	366,103	(11,207)
BUY	RUB	BNP Paribas S.A.	60,148,000	2/22/17	1,008,163	995,059	(13,104)
BUY	RUB	Credit Suisse International	1,241,764,935	2/22/17	20,824,500	20,543,150	(281,350)
BUY	RUB	Goldman Sachs International	124,815,000	3/01/17	2,063,569	2,061,496	(2,073)
BUY	RUB	HSBC Bank	697,138,000	2/22/17-3/01/17	11,583,242	11,527,627	(55,615)
SELL	RUB	BNP Paribas S.A.	350,257,000	2/22/17	5,587,127	5,794,480	(207,353)
SELL	RUB	HSBC Bank	614,433,000	2/22/17	9,928,571	10,164,878	(236,307)
SELL	RUB	JPMorgan Chase Bank N.A.	416,078,000	2/02/17	6,915,385	6,916,765	(1,380)
BUY	TRY	Barclays Bank PLC	110,280,000	3/10/17	31,554,627	28,931,917	(2,622,710)
BUY	TRY	Brown Brothers Harriman	11,897,000	2/15/17	3,387,612	3,140,843	(246,769)
BUY	TRY	Citibank N.A.	9,035,000	3/10/17	2,570,854	2,370,329	(200,525)
BUY	TRY	Morgan Stanley Capital Services, Inc.	12,379,000	3/10/17	3,554,263	3,247,626	(306,637)
SELL	TRY	JPMorgan Chase Bank N.A.	54,307,000	3/10/17	14,031,784	14,247,421	(215,637)
SELL	TWD	Goldman Sachs International	172,078,000	2/21/17	5,364,863	5,492,118	(127,255)
SELL	TWD	Morgan Stanley Capital Services, Inc.	181,144,000	2/21/17	5,647,514	5,781,473	(133,959)

							$(11,435,393)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-OAT 10 yr (Short)	EUR	142	$22,666,839	March - 2017	$34,363
U.S. Treasury Ultra Note 10 yr (Long)	USD	1,283	172,122,469	March - 2017	298,079
U.S. Treasury Ultra Bond (Long)	USD	114	18,318,375	March - 2017	327,928

					$660,370

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	390	$58,829,063	March - 2017	$(239,747)
U.S. Treasury Note 10 yr (Long)	USD	274	34,104,438	March - 2017	(91,916)

					$(331,663)

Swap Agreements at 1/31/17

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/21	USD	19,465,000	Barclays Bank PLC (a)	(1)	1.00% (fixed rate)	$1,396,263
12/20/21	USD	5,416,000	Goldman Sachs International (b)	(1)	1.00% (fixed rate)	388,500

						$1,784,763

Liability Derivatives
Credit Default Swap Agreements
12/20/21	USD	21,636,000	Barclays Bank PLC (c)	(2)	1.00% (fixed rate)	$(557,000)
12/20/21	USD	5,323,000	Merrill Lynch International (d)	1.00% (fixed rate)	(3)	(192,367)
12/20/21	USD	35,249,000	Barclays Bank PLC (e)	1.00% (fixed rate)	(3)	(1,273,860)

						$(2,023,227)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Turkey, 11.875%, 1/15/30.
(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 7.125%, 4/16/29.
(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Russia, 4.25%, 3/31/30, BB+ rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums paid by the fund amounted to $1,645,952.
(b)	Net unamortized premiums paid by the fund amounted to $457,975.
(c)	Net unamortized premiums received by the fund amounted to $555,546.
(d)	Net unamortized premiums received by the fund amounted to $289,584
(e)	Net unamortized premiums received by the fund amounted to $1,917,629.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At January 31, 2017, the fund had cash collateral of $10,015,782 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” and “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $4,737,815,615)	$4,733,970,098
Underlying affiliated funds, at value (identified cost, $853,281,672)	853,283,674
Total investments, at value (identified cost, $5,591,097,287)	$5,587,253,772
Cash	23,545,041
Restricted cash	4,080,000
Foreign currency, at value (identified cost, $348,954)	350,186
Deposits with brokers	5,935,782
Receivables for
Forward foreign currency exchange contracts	11,742,007
Daily variation margin on open futures contracts	862,539
Investments sold	44,209,065
Fund shares sold	22,764,369
Interest	68,322,121
Swaps, at value (net unamortized premiums paid, $2,103,927)	1,784,763
Other assets	27,798
Total assets	$5,770,877,443
Liabilities
Payables for
Distributions	$3,734,553
Forward foreign currency exchange contracts	11,435,393
Investments purchased	87,282,788
Fund shares reacquired	13,714,697
Swaps, at value (net unamortized premiums received, $2,762,759)	2,023,227
Payable to affiliates
Investment adviser	211,207
Shareholder servicing costs	1,132,190
Distribution and service fees	20,658
Payable for independent Trustees’ compensation	4,538
Deferred country tax expense payable	6,548,899
Accrued expenses and other liabilities	108,825
Total liabilities	$126,216,975
Net assets	$5,644,660,468
Net assets consist of
Paid-in capital	$5,903,002,320
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $515,405 deferred country tax)	(3,275,966)
Accumulated net realized gain (loss) on investments and foreign currency	(241,031,085)
Accumulated distributions in excess of net investment income	(14,034,801)
Net assets	$5,644,660,468
Shares of beneficial interest outstanding	388,832,353

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$495,621,290	34,335,793	$14.43
Class B	29,348,917	2,017,344	14.55
Class C	196,778,794	13,561,786	14.51
Class I	3,986,104,891	274,548,262	14.52
Class R1	917,038	62,793	14.60
Class R2	24,367,249	1,670,446	14.59
Class R3	47,866,757	3,293,657	14.53
Class R4	65,897,589	4,534,257	14.53
Class R6 (formerly Class R5)	797,757,943	54,808,015	14.56

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.07 [100 / 95.75 x $14.43]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$148,103,247
Dividends from underlying affiliated funds	1,663,914
Other	7,541
Foreign taxes withheld	(85,168)
Total investment income	$149,689,534
Expenses
Management fee	$20,141,448
Distribution and service fees	2,048,501
Shareholder servicing costs	2,318,139
Administrative services fee	309,465
Independent Trustees’ compensation	28,092
Custodian fee	259,908
Reimbursement of custodian expenses	(137,286)
Shareholder communications	233,523
Audit and tax fees	36,019
Legal fees	28,717
Miscellaneous	221,701
Total expenses	$25,488,227
Reduction of expenses by investment adviser and distributor	(761,573)
Net expenses	$24,726,654
Net investment income	$124,962,880
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(8,405,046)
Underlying affiliated funds	1,797
Futures contracts	(12,935,477)
Swap agreements	206,422
Foreign currency	4,097,654
Net realized gain (loss) on investments and foreign currency	$(17,034,650)
Change in unrealized appreciation (depreciation)
Investments (net of $7,085,254 decrease in deferred country tax)	$(141,593,333)
Futures contracts	333,706
Swap agreements	420,368
Translation of assets and liabilities in foreign currencies	2,265,078
Net unrealized gain (loss) on investments and foreign currency translation	$(138,574,181)
Net realized and unrealized gain (loss) on investments and foreign currency	$(155,608,831)
Change in net assets from operations	$(30,645,951)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/17 (unaudited)	Year ended 7/31/16
From operations
Net investment income	$124,962,880	$195,723,548
Net realized gain (loss) on investments and foreign currency	(17,034,650)	(61,102,517)
Net unrealized gain (loss) on investments and foreign currency translation	(138,574,181)	178,606,789
Change in net assets from operations	$(30,645,951)	$313,227,820
Distributions declared to shareholders
From net investment income	$(135,501,252)	$(195,649,028)
Change in net assets from fund share transactions	$448,550,212	$674,720,532
Total change in net assets	$282,403,009	$792,299,324
Net assets
At beginning of period	5,362,257,459	4,569,958,135
At end of period (including accumulated distributions in excess of net investment income of $14,034,801 and $3,496,429, respectively)	$5,644,660,468	$5,362,257,459

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/17 (unaudited)		Years ended 7/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.87		$14.39	$15.26	$14.82	$15.72	$15.01
Income (loss) from investment operations
Net investment income (d)	$0.31	(c)	$0.64	$0.64	$0.66	$0.67	$0.70
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		0.48	(0.87)	0.52	(0.72)	0.84
Total from investment operations	$(0.10)		$1.12	$(0.23)	$1.18	$(0.05)	$1.54
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.64)	$(0.64)	$(0.67)	$(0.74)	$(0.78)
From net realized gain on investments	—		—	—	(0.07)	(0.11)	(0.05)
Total distributions declared to shareholders	$(0.34)		$(0.64)	$(0.64)	$(0.74)	$(0.85)	$(0.83)
Net asset value, end of period (x)	$14.43		$14.87	$14.39	$15.26	$14.82	$15.72
Total return (%) (r)(s)(t)(x)	(0.72	)(c)(n)	8.07	(1.52)	8.23	(0.59)	10.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)(c)	1.12	1.13	1.11	1.16	1.13
Expenses after expense reductions (f)	1.04	(a)(c)	1.09	1.09	1.08	1.12	1.11
Net investment income	4.16	(a)(c)	4.51	4.29	4.49	4.23	4.73
Portfolio turnover	50	(n)	67	55	62	66	52
Net assets at end of period (000 omitted)	$495,621		$572,397	$695,581	$1,431,791	$1,759,552	$1,269,864

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/17 (unaudited)		Years ended 7/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.97		$14.47	$15.31	$14.88	$15.78	$15.07
Income (loss) from investment operations
Net investment income (d)	$0.26	(c)	$0.53	$0.53	$0.56	$0.56	$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.50	(0.84)	0.50	(0.73)	0.83
Total from investment operations	$(0.14)		$1.03	$(0.31)	$1.06	$(0.17)	$1.43
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.53)	$(0.53)	$(0.56)	$(0.62)	$(0.67)
From net realized gain on investments	—		—	—	(0.07)	(0.11)	(0.05)
Total distributions declared to shareholders	$(0.28)		$(0.53)	$(0.53)	$(0.63)	$(0.73)	$(0.72)
Net asset value, end of period (x)	$14.55		$14.97	$14.47	$15.31	$14.88	$15.78
Total return (%) (r)(s)(t)(x)	(0.94	)(c)(n)	7.39	(2.03)	7.34	(1.31)	9.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)(c)	1.87	1.88	1.86	1.90	1.88
Expenses after expense reductions (f)	1.80	(a)(c)	1.85	1.84	1.83	1.87	1.86
Net investment income	3.41	(a)(c)	3.75	3.54	3.74	3.51	3.98
Portfolio turnover	50	(n)	67	55	62	66	52
Net assets at end of period (000 omitted)	$29,349		$32,216	$37,170	$46,518	$58,752	$57,860

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/17 (unaudited)		Years ended 7/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.94		$14.45	$15.29	$14.86	$15.76	$15.05
Income (loss) from investment operations
Net investment income (d)	$0.26	(c)	$0.53	$0.53	$0.56	$0.56	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		0.49	(0.84)	0.50	(0.73)	0.84
Total from investment operations	$(0.15)		$1.02	$(0.31)	$1.06	$(0.17)	$1.43
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.53)	$(0.53)	$(0.56)	$(0.62)	$(0.67)
From net realized gain on investments	—		—	—	(0.07)	(0.11)	(0.05)
Total distributions declared to shareholders	$(0.28)		$(0.53)	$(0.53)	$(0.63)	$(0.73)	$(0.72)
Net asset value, end of period (x)	$14.51		$14.94	$14.45	$15.29	$14.86	$15.76
Total return (%) (r)(s)(t)(x)	(1.01	)(c)(n)	7.33	(2.04)	7.34	(1.32)	9.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)(c)	1.87	1.88	1.86	1.90	1.88
Expenses after expense reductions (f)	1.80	(a)(c)	1.85	1.84	1.83	1.87	1.86
Net investment income	3.41	(a)(c)	3.75	3.54	3.75	3.50	3.97
Portfolio turnover	50	(n)	67	55	62	66	52
Net assets at end of period (000 omitted)	$196,779		$221,781	$270,388	$349,718	$508,561	$491,457

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/17 (unaudited)		Years ended 7/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.91		$14.39	$15.23	$14.79	$15.69	$14.98
Income (loss) from investment operations
Net investment income (d)	$0.33	(c)	$0.67	$0.67	$0.70	$0.72	$0.73
Net realized and unrealized gain (loss) on investments and foreign currency	(0.37)		0.52	(0.83)	0.52	(0.73)	0.84
Total from investment operations	$(0.04)		$1.19	$(0.16)	$1.22	$(0.01)	$1.57
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.67)	$(0.68)	$(0.71)	$(0.78)	$(0.81)
From net realized gain on investments	—		—	—	(0.07)	(0.11)	(0.05)
Total distributions declared to shareholders	$(0.35)		$(0.67)	$(0.68)	$(0.78)	$(0.89)	$(0.86)
Net asset value, end of period (x)	$14.52		$14.91	$14.39	$15.23	$14.79	$15.69
Total return (%) (r)(s)(x)	(0.25	)(c)(n)	8.62	(1.08)	8.50	(0.35)	10.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)(c)	0.87	0.87	0.86	0.90	0.88
Expenses after expense reductions (f)	0.80	(a)(c)	0.84	0.84	0.83	0.87	0.86
Net investment income	4.40	(a)(c)	4.73	4.53	4.73	4.50	4.92
Portfolio turnover	50	(n)	67	55	62	66	52
Net assets at end of period (000 omitted)	$3,986,105		$3,593,092	$2,667,819	$3,544,099	$3,793,125	$3,148,303

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/17 (unaudited)		Years ended 7/31
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.02		$14.50	$15.33	$14.88	$15.79	$15.07
Income (loss) from investment operations
Net investment income (d)	$0.25	(c)	$0.54	$0.53	$0.56	$0.56	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		0.51	(0.83)	0.52	(0.74)	0.85
Total from investment operations	$(0.14)		$1.05	$(0.30)	$1.08	$(0.18)	$1.44
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.53)	$(0.53)	$(0.56)	$(0.62)	$(0.67)
From net realized gain on investments	—		—	—	(0.07)	(0.11)	(0.05)
Total distributions declared to shareholders	$(0.28)		$(0.53)	$(0.53)	$(0.63)	$(0.73)	$(0.72)
Net asset value, end of period (x)	$14.60		$15.02	$14.50	$15.33	$14.88	$15.79
Total return (%) (r)(s)(x)	(0.93	)(c)(n)	7.53	(1.96)	7.48	(1.38)	9.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)(c)	1.87	1.88	1.85	1.90	1.88
Expenses after expense reductions (f)	1.80	(a)(c)	1.84	1.84	1.82	1.87	1.87
Net investment income	3.40	(a)(c)	3.76	3.54	3.73	3.51	3.96
Portfolio turnover	50	(n)	67	55	62	66	52
Net assets at end of period (000 omitted)	$917		$949	$789	$1,079	$934	$936

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/17 (unaudited)		Years ended 7/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$15.01		$14.49	$15.32	$14.87	$15.78	$15.06
Income (loss) from investment operations
Net investment income (d)	$0.29	(c)	$0.61	$0.60	$0.63	$0.64	$0.67
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		0.51	(0.82)	0.53	(0.74)	0.84
Total from investment operations	$(0.10)		$1.12	$(0.22)	$1.16	$(0.10)	$1.51
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.60)	$(0.61)	$(0.64)	$(0.70)	$(0.74)
From net realized gain on investments	—		—	—	(0.07)	(0.11)	(0.05)
Total distributions declared to shareholders	$(0.32)		$(0.60)	$(0.61)	$(0.71)	$(0.81)	$(0.79)
Net asset value, end of period (x)	$14.59		$15.01	$14.49	$15.32	$14.87	$15.78
Total return (%) (r)(s)(x)	(0.69	)(c)(n)	8.06	(1.47)	8.02	(0.88)	10.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)(c)	1.37	1.37	1.36	1.41	1.38
Expenses after expense reductions (f)	1.30	(a)(c)	1.35	1.34	1.32	1.37	1.36
Net investment income	3.91	(a)(c)	4.25	4.04	4.24	4.00	4.44
Portfolio turnover	50	(n)	67	55	62	66	52
Net assets at end of period (000 omitted)	$24,367		$25,931	$28,686	$29,234	$28,338	$24,183

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/17		Years ended 7/31
Class R3			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$14.95		$14.46	$15.28	$14.83	$15.73	$15.01
Income (loss) from investment operations
Net investment income (d)	$0.31	(c)	$0.63	$0.64	$0.66	$0.68	$0.70
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		0.50	(0.82)	0.53	(0.73)	0.85
Total from investment operations	$(0.08)		$1.13	$(0.18)	$1.19	$(0.05)	$1.55
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.64)	$(0.64)	$(0.67)	$(0.74)	$(0.78)
From net realized gain on investments	—		—	—	(0.07)	(0.11)	(0.05)
Total distributions declared to shareholders	$(0.34)		$(0.64)	$(0.64)	$(0.74)	$(0.85)	$(0.83)
Net asset value, end of period (x)	$14.53		$14.95	$14.46	$15.28	$14.83	$15.73
Total return (%) (r)(s)(x)	(0.57	)(c)(n)	8.12	(1.17)	8.29	(0.59)	10.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)(c)	1.13	1.12	1.10	1.16	1.14
Expenses after expense reductions (f)	1.05	(a)(c)	1.10	1.09	1.06	1.13	1.12
Net investment income	4.15	(a)(c)	4.46	4.29	4.48	4.25	4.64
Portfolio turnover	50	(n)	67	55	62	66	52
Net assets at end of period (000 omitted)	$47,867		$47,726	$76,900	$81,184	$52,066	$35,355

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/17 (unaudited)		Years ended 7/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.95		$14.43	$15.27	$14.83	$15.73	$15.01
Income (loss) from investment operations
Net investment income (d)	$0.33	(c)	$0.68	$0.67	$0.70	$0.72	$0.74
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		0.51	(0.83)	0.52	(0.73)	0.84
Total from investment operations	$(0.06)		$1.19	$(0.16)	$1.22	$(0.01)	$1.58
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.67)	$(0.68)	$(0.71)	$(0.78)	$(0.81)
From net realized gain on investments	—		—	—	(0.07)	(0.11)	(0.05)
Total distributions declared to shareholders	$(0.36)		$(0.67)	$(0.68)	$(0.78)	$(0.89)	$(0.86)
Net asset value, end of period (x)	$14.53		$14.95	$14.43	$15.27	$14.83	$15.73
Total return (%) (r)(s)(x)	(0.45	)(c)(n)	8.61	(1.06)	8.49	(0.34)	11.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)(c)	0.87	0.87	0.86	0.90	0.89
Expenses after expense reductions (f)	0.80	(a)(c)	0.84	0.84	0.83	0.87	0.87
Net investment income	4.41	(a)(c)	4.76	4.54	4.74	4.52	4.91
Portfolio turnover	50	(n)	67	55	62	66	52
Net assets at end of period (000 omitted)	$65,898		$75,559	$70,067	$80,457	$103,937	$111,391

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/17 (unaudited)		Years ended 7/31
Class R6 (formerly Class R5) (y)			2016	2015	2014	2013	2012

Net asset value, beginning of period	$14.97		$14.45	$15.27	$14.82	$15.73	$15.00
Income (loss) from investment operations
Net investment income (d)	$0.33	(c)	$0.69	$0.69	$0.71	$0.73	$0.74
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		0.52	(0.81)	0.53	(0.73)	0.84
Total from investment operations	$(0.05)		$1.21	$(0.12)	$1.24	$—	$1.58
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.69)	$(0.70)	$(0.72)	$(0.80)	$(0.80)
From net realized gain on investments	—		—	—	(0.07)	(0.11)	(0.05)
Total distributions declared to shareholders	$(0.36)		$(0.69)	$(0.70)	$(0.79)	$(0.91)	$(0.85)
Net asset value, end of period (x)	$14.56		$14.97	$14.45	$15.27	$14.82	$15.73
Total return (%) (r)(s)(x)	(0.34	)(c)(n)	8.72	(0.80)	8.68	(0.30)	11.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)(c)	0.77	0.76	0.76	0.81	0.96
Expenses after expense reductions (f)	0.72	(a)(c)	0.74	0.73	0.73	0.78	0.94
Net investment income	4.49	(a)(c)	4.87	4.65	4.82	4.59	4.91
Portfolio turnover	50	(n)	67	55	62	66	52
Net assets at end of period (000 omitted)	$797,758		$792,606	$722,556	$615,814	$420,329	$261,885

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted

Notes to Financial Statements (unaudited) – continued

or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information

Notes to Financial Statements (unaudited) – continued

from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency

Notes to Financial Statements (unaudited) – continued

exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,088,995	$47,850	$—	$5,136,845
Non-U.S. Sovereign Debt	—	3,913,493,183	—	3,913,493,183
Foreign Bonds	—	815,340,070	—	815,340,070
Mutual Funds	853,283,674	—	—	853,283,674
Total Investments	$858,372,669	$4,728,881,103	$—	$5,587,253,772

Other Financial Instruments
Futures Contracts – Assets	$660,370	$—	$—	$660,370
Futures Contracts – Liabilities	(331,663)	—	—	(331,663)
Swap Agreements – Assets	—	1,784,763	—	1,784,763
Swap Agreements – Liabilities	—	(2,023,227)	—	(2,023,227)
Forward Foreign Currency Exchange Contracts – Assets	—	11,742,007	—	11,742,007
Forward Foreign Currency Exchange Contracts – Liabilities	—	(11,435,393)	—	(11,435,393)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Corporate Bonds
Balance as of 7/31/16	$3,095,075
Realized gain (loss)	(9,875,345)
Change in unrealized appreciation (depreciation)	7,950,876
Sales	(1,170,606)
Balance as of 1/31/17	$—

The net change in unrealized appreciation (depreciation) from investments held as level 3 during the six months ended January 31, 2017 is $7,950,876.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$660,370	$(331,663)
Foreign Exchange	Forward Foreign Currency Exchange	11,742,007	(11,435,393)
Equity	Purchased Equity Options	47,850	—
Credit	Credit Default Swaps	1,784,763	(2,023,227)
Total		$14,234,990	$(13,790,283)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(12,935,477)	$—	$—	$(699,408)
Foreign Exchange	—	—	4,617,130	(637,105)
Equity	—	—	—	(1,048,912)
Credit	—	206,422	—	—
Total	$(12,935,477)	$206,422	$4,617,130	$(2,385,425)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$333,706	$—	$—	$—
Foreign Exchange	—	—	2,273,113	—
Equity	—	—	—	(558,250)
Credit	—	420,368	—	—
Total	$333,706	$420,368	$2,273,113	$(558,250)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired

Notes to Financial Statements (unaudited) – continued

or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to

Notes to Financial Statements (unaudited) – continued

hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated

Notes to Financial Statements (unaudited) – continued

accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of January 31, 2017 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make

Notes to Financial Statements (unaudited) – continued

is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of January 31, 2017, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $40,572,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Hybrid Instruments – The fund invests in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swap agreements, options, futures contracts and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end.

7/31/16
Ordinary income (including any short-term capital gains)	$195,649,028

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/17
Cost of investments	$5,622,785,635
Gross appreciation	106,807,268
Gross depreciation	(142,339,131)
Net unrealized appreciation (depreciation)	$(35,531,863)

As of 7/31/16
Undistributed ordinary income	20,386,789
Capital loss carryforwards	(186,691,201)
Other temporary differences	(40,720,424)
Net unrealized appreciation (depreciation)	114,830,187

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(138,446,767)
Long-Term	(48,244,434)
Total	$(186,691,201)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 1/31/17	Year ended 7/31/16
Class A	$12,481,369	$26,825,235
Class B	593,263	1,235,211
Class C	4,049,210	8,697,643
Class I	95,773,375	116,409,316
Class R1	17,579	29,783
Class R2	542,204	1,113,477
Class R3	1,115,785	2,528,753
Class R4	1,850,404	3,268,662
Class R6 (formerly Class R5)	19,078,063	35,540,948
Total	$135,501,252	$195,649,028

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from August 1, 2016 to November 27, 2016, the management fee was computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion up to $7.5 billion and 0.60% of average daily net assets in excess of $7.5 billion. This written agreement terminated on November 27, 2016. For the period August 1, 2016 to November 27, 2016, this management fee reduction amounted to $534,083, which is included in the reduction of total expenses in the Statement of Operations.

Effective November 28, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Next $5 billion of average daily net assets	0.65%
Average daily net assets in excess of $7.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2017, this management fee reduction amounted to $206,870, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2017 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,134 for the six months ended January 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$689,741
Class B	0.75%	0.25%	1.00%	1.00%	157,089
Class C	0.75%	0.25%	1.00%	1.00%	1,071,667
Class R1	0.75%	0.25%	1.00%	1.00%	4,660
Class R2	0.25%	0.25%	0.50%	0.50%	63,514
Class R3	—	0.25%	0.25%	0.25%	61,830
Total Distribution and Service Fees					$2,048,501

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2017, this rebate amounted to $20,499, $43, and $78 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2017, were as follows:

Amount
Class A	$710
Class B	16,598
Class C	2,817

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

Notes to Financial Statements (unaudited) – continued

six months ended January 31, 2017, the fee was $152,041, which equated to 0.0053% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,166,098.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2017 was equivalent to an annual effective rate of 0.0107% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended January 31, 2017, the fee paid by the fund under this agreement was $5,314 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS purchased 3,371 shares of Class R1 for an aggregate amount of $47,834.

On September 9, 2015, MFS redeemed 53, 31, 32, and 112 shares of Class R2, R3, R4, and R6, respectively, for an aggregate amount of $3,225.

On March 16, 2016, MFS purchased 2,830 shares of Class I for an aggregate amount of $39,617.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment

Notes to Financial Statements (unaudited) – continued

Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended January 31, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $16,904,840.

(4) Portfolio Securities

For the six months ended January 31, 2017, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $2,489,127,477 and $2,443,450,583, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/17		Year ended 7/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,277,141	$63,574,272	10,004,755	$142,260,080
Class B	69,449	1,032,763	134,680	1,922,868
Class C	509,886	7,603,824	743,345	10,624,700
Class I	78,464,010	1,166,086,345	134,670,786	1,968,149,164
Class R1	4,791	70,237	21,827	312,393
Class R2	221,977	3,286,376	372,226	5,325,368
Class R3	598,024	8,827,444	1,209,548	17,152,615
Class R4	1,059,725	15,656,948	2,397,243	34,185,192
Class R6 (formerly Class R5)	4,580,891	66,944,030	5,578,785	79,314,509
	89,785,894	$1,333,082,239	155,133,195	$2,259,246,889

Shares issued to shareholders in reinvestment of distributions
Class A	812,706	$12,006,398	1,808,302	$25,682,205
Class B	32,868	487,520	70,937	1,011,693
Class C	224,255	3,322,846	491,666	7,004,730
Class I	4,922,097	72,421,387	7,212,785	102,238,542
Class R1	1,183	17,547	2,085	29,772
Class R2	36,528	541,560	78,017	1,112,141
Class R3	75,482	1,114,491	171,195	2,430,342
Class R4	124,792	1,843,235	227,582	3,237,547
Class R6 (formerly Class R5)	1,244,565	18,366,259	2,420,834	34,393,806
	7,474,476	$110,121,243	12,483,403	$177,140,778

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/17		Year ended 7/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(9,254,374)	$(136,010,738)	(21,645,461)	$(307,021,121)
Class B	(236,601)	(3,497,166)	(622,737)	(8,820,382)
Class C	(2,017,854)	(29,796,615)	(5,106,933)	(72,209,012)
Class I	(49,804,755)	(728,410,977)	(86,274,095)	(1,208,441,007)
Class R1	(6,407)	(96,231)	(15,121)	(212,287)
Class R2	(316,019)	(4,687,285)	(701,683)	(9,954,040)
Class R3	(571,253)	(8,395,072)	(3,508,497)	(48,955,056)
Class R4	(1,705,425)	(24,778,912)	(2,425,766)	(34,370,488)
Class R6 (formerly Class R5)	(3,974,143)	(58,980,274)	(5,062,848)	(71,683,742)
	(67,886,831)	$(994,653,270)	(125,363,141)	$(1,761,667,135)

Net change
Class A	(4,164,527)	$(60,430,068)	(9,832,404)	$(139,078,836)
Class B	(134,284)	(1,976,883)	(417,120)	(5,885,821)
Class C	(1,283,713)	(18,869,945)	(3,871,922)	(54,579,582)
Class I	33,581,352	510,096,755	55,609,476	861,946,699
Class R1	(433)	(8,447)	8,791	129,878
Class R2	(57,514)	(859,349)	(251,440)	(3,516,531)
Class R3	102,253	1,546,863	(2,127,754)	(29,372,099)
Class R4	(520,908)	(7,278,729)	199,059	3,052,251
Class R6 (formerly Class R5)	1,851,313	26,330,015	2,936,771	42,024,573
	29,373,539	$448,550,212	42,253,457	$674,720,532

Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing

Notes to Financial Statements (unaudited) – continued

arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2017, the fund’s commitment fee and interest expense were $16,348 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	473,987,749	1,436,058,530	(1,056,762,605)	853,283,674

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,797	$—	$1,663,914	$853,283,674

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.